Borrowings	12 Months Ended
Oct. 31, 2015
Borrowings
Borrowings

Note 12: Borrowings

Notes Payable and Short-Term Borrowings

	As of
	October 31, 2015		October 31, 2014
	Amount Outstanding	Weighted-Average Interest Rate	Amount Outstanding	Weighted-Average Interest Rate (3)
	In millions		In millions
Current portion of long-term debt(1)	$2,160	3.3%	$2,530	2.2%
Notes payable to banks, lines of credit and other(2)	34	4.7%	64	18.4%

	$2,194		$2,594

(1)	In the first quarter of fiscal 2016, HP redeemed and repaid $2.1 billion of fixed-rate U.S. Dollar Global Notes.

(2)	As of October 31, 2015, HP’s and HP’s subsidiaries’ resources available to obtain short-or long-term financing from uncommitted lines of credit was an aggregate of $832 million.

(3)	As of October 31, 2014, Notes payable to banks, lines of credit and other included $35 million of local government loans with an interest rate of 34%.

Long-Term Debt

	As of
	October 31, 2015	October 31, 2014
	In millions
U.S. Dollar Global Notes(1)
2006 Shelf Registration Statement:
$500 issued at discount to par at a price of 99.694% in February 2007 at 5.4%, due March 2017, paid November 2015	$162	$500
$750 issued at discount to par at a price of 99.932% in March 2008 at 5.5%, due March 2018, paid November 2015	283	750
2009 Shelf Registration Statement:
$1,100 issued at discount to par at a price of 99.887% in September 2010 at 2.125%, paid September 2015	—	1,100
$650 issued at discount to par at a price of 99.911% in December 2010 at 2.2%, due December 2015, paid November 2015	309	650
$1,350 issued at discount to par at a price of 99.827% in December 2010 at 3.75%, due December 2020	648	1,349
$1,000 issued at discount to par at a price of 99.958% in May 2011 at 2.65%, due June 2016, paid November 2015	346	1,000
$1,250 issued at discount to par at a price of 99.799% in May 2011 at 4.3%, due June 2021	1,248	1,248
$750 issued at discount to par at a price of 99.977% in September 2011 at 2.35%, paid March 2015	—	750
$1,300 issued at discount to par at a price of 99.784% in September 2011 at 3.0%, due September 2016, paid November 2015	390	1,298
$1,000 issued at discount to par at a price of 99.816% in September 2011 at 4.375%, due September 2021	999	999
$1,200 issued at discount to par at a price of 99.863% in September 2011 at 6.0%, due September 2041	1,199	1,199
$650 issued at discount to par at a price of 99.946% in December 2011 at 2.625%, paid December 2014	—	650
$850 issued at discount to par at a price of 99.790% in December 2011 at 3.3%, due December 2016, paid November 2015	220	849
$1,500 issued at discount to par at a price of 99.707% in December 2011 at 4.65%, due December 2021	1,497	1,496
$1,500 issued at discount to par at a price of 99.985% in March 2012 at 2.6%, due September 2017, paid November 2015	436	1,500
$500 issued at discount to par at a price of 99.771% in March 2012 at 4.05%, due September 2022	499	499
2012 Shelf Registration Statement:
$750 issued at par in January 2014 at three-month USD LIBOR plus 0.94%, due January 2019	102	750
$1,250 issued at discount to par at a price of 99.954% in January 2014 at 2.75%, due January 2019	300	1,250

	8,638	17,837

Other, including capital lease obligations, at 0.51%-8.30%, due in calendar years 2015-2024	96	136
Fair value adjustment related to hedged debt	103	120
Less: current portion	(2,160)	(2,530)

Total long-term debt	$6,677	$15,563

(1)	HP may redeem some or all of the fixed-rate U.S. Dollar Global Notes at any time in accordance with the terms thereof. The U.S. Dollar Global Notes are senior unsecured debt.

As disclosed in Note 11, “Financial Instruments”, HP uses interest rate swaps to mitigate the exposure of its debt portfolio to changes in fair value resulting from changes in interest rates by achieving a primarily U.S. dollar LIBOR-based floating interest expense. Interest rates shown in the table of long-term debt have not been adjusted to reflect the impact of any interest rate swaps. Interest expense on borrowings recognized as “Interest and other, net” on the Consolidated Statements of Earnings during the fiscal years of 2015, 2014 and 2013 was $167 million, $167 million and $282 million, respectively.

As of October 31, 2015, aggregate future maturities of debt at face value (excluding a fair value adjustment related to hedged debt of $103 million and a discount on debt issuance of $9 million), including capital lease obligations were as follows:

Fiscal year	In millions
2016	$2,203
2017	26
2018	20
2019	404
2020	3
Thereafter	6,112

Total	$8,768

Extinguishment of Debt

On September 30, 2015, HP commenced cash tender offers (“the Tender Offers”) to purchase up to $8.85 billion outstanding debt securities in two separate offers, for (i) any and all of its outstanding 2.20% notes due December 2015, 2.65% notes due June 2016, 3.00% notes due September 2016, 3.30% notes due December 2016, 5.40% notes due March 2017, 2.60% notes due September 2017 and 5.50% notes due March 2018 and (ii) up to $2.3 billion in aggregate principal amount of its outstanding 2.75% notes due January 2019, Floating Rate notes due January 2019, 3.75% notes due December 2020, 4.30% notes due June 2021, 4.375% notes due September 2021, 4.650% notes due December 2021, 4.050% notes due September 2022 and 6.00% notes due September 2041.

In the fourth quarter of fiscal 2015, HP redeemed and repaid $6.6 billion and this early extinguishment of debt resulted in a loss of $167 million, net of realized gains from fair value hedges, which was recorded as Earnings from discontinued operations, net of taxes on the Consolidated Statements of Earnings. On November 4, 2015, HP incrementally redeemed and repaid a total of $2.1 billion fixed-rate U.S. Dollar Global Notes.

Commercial Paper

As of October 31, 2015, HP maintained two commercial paper programs, and a wholly-owned subsidiary maintained a third program. The combined aggregate principal amount of commercial paper outstanding under those programs cannot exceed the $16.0 billion authorized by HP’s Board of Directors. Subsequent to the Separation, on November 1, 2015, HP’s Board of Directors authorized to borrow up to $4.0 billion or the equivalent in foreign currencies for the use and benefit of HP and HP’s subsidiaries, by the issuance of commercial paper or through the execution of promissory notes, loan agreements, letters of credit, agreements for lines of credit or overdraft facilities.

Credit Agreement

As of October 31, 2015, HP maintained senior unsecured committed credit facilities primarily to support the issuance of commercial paper. HP had a $3.0 billion five-year credit facility that would have expired in March 2017 and a $4.5 billion five-year credit facility that would have expired in April 2019. Subsequent to the Separation, on November 1, 2015, HP cancelled its $3.0 billion five-year credit facility and amended its $4.5 billion five-year credit facility to a revolving credit facility providing for a senior, unsecured revolving credit facility with aggregate lending commitments of $4.0 billion. Commitments under the revolving credit facility will be available through the period ending on April 2, 2019. Commitment fees, interest rates and other terms of borrowing under the credit facilities varied based on HP’s external credit ratings. Funds to be borrowed under this revolving credit facility may be used for general corporate purposes.